IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of commitments [line items]
Credit related commitments	$ 464,392	$ 455,240
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	359,581
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	56,683
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	20,692
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	20,291
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	158
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	6,987
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	55,459	50,748
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,707
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	42,269
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,461
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	35
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	6,987
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	18,207	31,234
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	8,329
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	7,754
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,054
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	42
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	28
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	17,747	14,032
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,184
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	6,660
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,705
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	174
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	24
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,895	11,853
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,733
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,124
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	33
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	30,814	8,917
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,270
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,757
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	18,784
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	25,857	29,890
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	24,505
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	603
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	717
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	32
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	68,842	72,394
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	67,626
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	782
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	403
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	31
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,667	3,516
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,323
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	206
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	138
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	235,904	$ 232,656
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 235,904